Related Party Transactions (Tables)	12 Months Ended
Aug. 31, 2024
Related Party Transactions [Abstract]
Schedule of Major Related Parties and their Relationships with the Group	The table below sets forth the major related parties and their relationships with the Group:
Name of related parties	Relationship with the group
Foshan Shunde Country Garden Property Development Co., Ltd.	Entities controlled by Ms. Huiyan Yang (“Ms. H”)*
Huidong Country Garden Real Estate Development Co., Ltd.	Entities controlled by Ms. H*
Guangdong Phoenix Holiday International Travel Service Co., Ltd.	Entities controlled by Ms. H*
Guangdong Shunde Chuang Xi Bang Sheng Furniture Co., Ltd.	Entities controlled by Ms. H*
Guangdong Chengjia Design Co., Ltd.	Entities controlled by Ms. H*
Guangdong Biyouwei Catering Co., Ltd.	Entities controlled by Ms. H*
Kaiping Country Garden Property Development Co., Ltd.	Entities controlled by Ms. H*
Chuzhou Country Garden Property Development Co., Ltd.	Entities controlled by Ms. H*
Dongguan World Expo Xintiandi Property Investment Co., Ltd.	Entities controlled by Ms. H*
Shaoguan Shunhong Real Estate Development Co., Ltd.	Entities controlled by Ms. H*
Fine Nation Group Limited	Entities controlled by the immediate family of Ms. H*
BGY Education Investment and its affiliates**	Entities controlled by Ms. Meirong Yang, the shareholder of the Group
Phoenix City Bilingual Kindergarten and other non-for-profit Kindergartens**	Entities controlled by Ms. Meirong Yang, the shareholder of the Group
Note*:	Ms. H served as the chairperson for the year ended August 31, 2022.The Board has accepted Ms. H’s resignation and appointed Mr. Hongru Zhou as the chairman of the Board on November 29, 2022, the appointment is effective on November 30, 2022.
Note**:	These entities were deconsolidated on August 31, 2021 due to the effectiveness of the Implementation Rules.

Schedule of Transactions with Related Parties	Details of related party transactions in continuing operations for the years ended August 31, 2022, 2023 and 2024 are as follows:
	For the year ended August 31,
	2022	2023	2024
	RMB	RMB	RMB
Purchases of services and materials provided by other entities controlled by Ms. H are as below
Foshan Shunde Country Garden Property Development Co., Ltd.	-	688	-
Huidong Country Garden Real Estate Development Co., Ltd.	-	7,050	9,489
Guangdong Phoenix Holiday International Travel Service Co., Ltd.	-	237	-
Dongguan World Expo Xintiandi Property Investment Co., Ltd.	-	3,560	-
Others	765	1,322	-
Total	765	12,857	9,489

	For the year ended August 31,
	2022	2023	2024
	RMB	RMB	RMB
Construction services provided by other entities controlled by the Ms. H are as below
Guangdong Chengjia Design Co., Ltd.	339	133	-
Guangdong Shunde Chuang Xi Bang Sheng Furniture Co., Ltd.	1,910	-	-
Total	2,249	133	-
	For the year ended August 31,
	2022	2023	2024
	RMB	RMB	RMB
Interest expense paid to the related parties are as below
Fine Nation Group Limited (1)	6,946	-	-
BGY Education Investment (2)	4,172	-	-
Total	11,118	-	-
(1)	On July 22, 2022, the Group issued a Promissory Note (the “Note”) to Fine Nation Group Limited with a principal amount of USD 130,000 (approximately RMB 877,487) at an interest rate of 7.45% per annum. As of August 31, 2022, the Note had been fully offset with the Group’s short-term investments in accordance to the agreement among the Group, Fine Nation Group Limited and the investment management institution.
(2)	On July 12, 2022, the Group borrowed a short term loan from BGY Education Investment amounting to RMB 480,000 at an interest rate of 7.45% per annum, which had been fully paid as of August 31, 2022.
	For the year ended August 31,
	2022	2023	2024
	RMB	RMB	RMB
Property and equipment disposed to the related parties are as below
BGY Education Investment (1)	57,998	-	-
(1)	On February 28, 2022, the Group has disposed of property and equipment to BGY Education Investment in total consideration of RMB 57,998, which is equal to the carrying amount of theses property and equipment as of the transaction date.

	For the year ended August 31,
	2022	2023	2024
	RMB	RMB	RMB
Services provided to other entities controlled by Ms. H are as below
Phoenix City Bilingual Kindergarten and other non-for-profit Kindergartens (1)	53,197	26,434	10,100
Guangdong Biyouwei Catering Co., Ltd.	97	-	-
Total	53,294	26,434	10,100
(1)	The amount represented the management fees charged for the provision of services to the Phoenix City Bilingual Kindergarten and other non-for-profit kindergartens.

Schedule of Amounts Owed from and to Related Parties	The following table presents amounts owed from and to related parties as of August 31, 2023 and 2024:
	As of August 31,
	2023	2024
	RMB	RMB
Amounts due from related parties
BGY Education Investment and its affiliates (1)	185,372	22,188
Shaoguan Shunhong Real Estate Development Co., Ltd. (2)	10,000	10,000
Kaiping Country Garden Property Development Co., Ltd. (3)	1,060	1,060
Others	375	181
Less: allowance for amounts due from related parties	(13,339)	(19,012)
Total	183,468	14,417
(1)	The amounts mainly represent the acquisition payable paid on behalf of BGY Education Investment and its affiliates, and the receivables from disposal of property and equipment to BGY Education investment.
(2)	The amounts represent the expense paid on behalf of Shaoguan Shunhong Real Estate Development Co., Ltd.. For the year ended August 31, 2023, the Group provided a full allowance for it.
(3)	The amounts mainly represent the receivables of providing consulting services on pre-opening schools to Kaiping Country Garden Property Development Co., Ltd.. For the year ended August 31, 2023, the Group provided a full allowance for it.

	As of August 31,
	2023	2024
	RMB	RMB
Amounts due to related parties
BGY Education Investment and its affiliates (1)	204,966	33,628
Chuzhou Country Garden Property Development Co., Ltd. (2)	30,769	30,769
Huidong Country Garden Real Estate Development Co., Ltd. (3)	7,713	13,185
Others	811	783
Total	244,259	78,365
(1)	The amounts mainly represent the acquisition payables to BGY Education Investment and its affiliates for the acquisition of certain PRC subsidiaries under common control in fiscal year 2021.
(2)	The amounts mainly represent financing funds from other entities controlled by Ms. H, for the purpose of maintaining daily operation of certain schools.
(3)	The amounts represent the rental payables to Huidong Country Garden Property Development Co., Ltd. for certain short-term leases.